Fair value of financial assets and liabilities - Details of financial assets and liabilities classified into Level 3 of fair value hierarchy (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 4,150,878
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Ending balance		3,623,168		₩ 4,150,878
Gains losses from financial assets and liabilities classified as level3 that the group holds as at the end of the year		2,634		₩ 37,430		₩ 21,809
Description of reasons for transfers into Level 3 of fair value hierarchy, assets				The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets				The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers into Level 3 of fair value hierarchy, liabilities				The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 3 of fair value hierarchy, liabilities				The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)				₩ 833
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)				0		0	[1]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)				0		₩ 0	[1]
Financial instruments measured at fair value level 3 of fair value hierarchy except for sensitivity analysis		₩ 3,030,775		₩ 3,052,432
Unfavorable changes in unobservable inputs in other comprehensive income		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.
Description of methods and assumptions used in preparing sensitivity analysis		Woori Bank, a subsidiary of the Group, uses the internal model approved by the Financial Supervisory Service to measure the VaR using the Historical Simulation Method based on a 99% confidence level and a 10-day retention period, and calculates the required capital risk for calculating the BIS ratio. For internal management purposes, limit management is performed on a daily basis measuring VaR based on a 99% confidence and 1 day retention period. In addition, Woori Bank perform a daily verification that compares VaR measurement and profit and loss to verify the suitability of the model.
Financial assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 4,111,113		₩ 2,996,755		₩ 2,385,257
Beginning balance				2,996,755
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination				379,459		2,115
Net Income(loss)		119,487	[2]	41,051	[3]	88,982	[4]
Other comprehensive income		11,362		(4,920)		23,063
Purchases/issuances		1,478,167		1,684,153		911,301
Disposals/settlements		(2,096,296)		(975,385)		(420,946)
Transfer to or out of level 3		(5,305)	[5]	(10,000)	[5]	6,983	[6]
Ending balance		3,618,528		4,111,113		2,996,755
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		10,937		11,638		18,673
Unfavorable changes in unobservable inputs in net income(loss)		(9,252)		(10,620)		(13,757)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		30,391		21,587		26,380
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		(23,865)		(16,740)		(11,981)
Financial assets at FVTPL
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		3,540,398		2,503,057		1,916,410
Beginning balance				2,503,057
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination				379,459		707
Net Income(loss)		119,487	[2]	41,051	[3]	88,982	[4]
Other comprehensive income		0		0		0
Purchases/issuances		1,477,522		1,601,926		910,614
Disposals/settlements		(2,095,029)		(972,903)		(420,640)
Transfer to or out of level 3		(5,305)	[5]	(12,192)	[5]	6,984	[6]
Ending balance		3,037,073		3,540,398		2,503,057
Debt securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		4,618		5,826		8,389
Beginning balance				5,826
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination				0		0
Net Income(loss)		(431)	[2]	(632)	[3]	476	[4]
Other comprehensive income		0		0		0
Purchases/issuances		1,000		2,627		2,000
Disposals/settlements		(4,070)		(3,203)		(5,039)
Transfer to or out of level 3		1,000	[5]	0	[5]	0	[6]
Ending balance		2,117		4,618		5,826
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		13		13		652
Unfavorable changes in unobservable inputs in net income(loss)		(12)		(10)		(640)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Equity securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		450,371		528,621		401,860
Beginning balance				464,741
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination				3,894		0
Net Income(loss)		(24,501)	[2]	(8,977)	[3]	59,537	[4]
Other comprehensive income		0		0		0
Purchases/issuances		33,570		5,088		95,511
Disposals/settlements		(154,455)		(14,407)		(28,287)
Transfer to or out of level 3		(1,000)	[5]	32	[5]	0	[6]
Ending balance		303,985		450,371		528,621
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[7]	6,348	[8],[9]	8,539	[8],[10]	16,104	[11]
Unfavorable changes in unobservable inputs in net income(loss)	[7]	(5,331)	[8],[9]	(7,337)	[8],[10]	(10,929)	[11]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[7]	0	[8],[9]	0	[8],[10]	0	[11]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[7]	₩ 0	[8],[9]	₩ 0	[8],[10]	₩ 0	[11]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables. Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables. Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (0~1%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.
Capital contributions
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 865,685		₩ 515,199		₩ 422,614
Beginning balance				515,199
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination				173,244		707
Net Income(loss)		82,596	[2]	39,500	[3]	(13,270)	[4]
Other comprehensive income		0		0		0
Purchases/issuances		575,643		194,396		173,064
Disposals/settlements		(236,201)		(56,654)		(67,916)
Transfer to or out of level 3		0	[5]	0	[5]	0	[6]
Ending balance		1,287,723		865,685		515,199
Beneficiary certificates
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		1,917,811		1,275,734		854,299
Beginning balance				1,275,734
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination				166,467		0
Net Income(loss)		10,347	[2]	(7,919)	[3]	18,450	[4]
Other comprehensive income		0		0		0
Purchases/issuances		86,224		715,437		578,228
Disposals/settlements		(910,308)		(231,908)		(183,684)
Transfer to or out of level 3		0	[5]	0	[5]	8,441	[6]
Ending balance		1,104,074		1,917,811		1,275,734
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[7]	1,305		1,403		1,125
Unfavorable changes in unobservable inputs in net income(loss)	[7]	(1,171)		(1,537)		(1,125)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[7]	0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[7]	₩ 0		₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.
Loans
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 209,062		₩ 152,629		₩ 180,450
Beginning balance				152,629
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination				35,854		0
Net Income(loss)		16,975	[2]	6,149	[3]	6,854	[4]
Other comprehensive income		0		0		0
Purchases/issuances		761,045		656,880		60,696
Disposals/settlements		(773,447)		(642,450)		(95,371)
Transfer to or out of level 3		0	[5]	0	[5]	0	[6]
Ending balance		213,635		209,062		152,629
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[8]	682		933		152
Unfavorable changes in unobservable inputs in net income(loss)	[8]	(671)		(932)		(128)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[8]	0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[8]	₩ 0		₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
Derivative assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 7,872		₩ 25,048		₩ 48,798
Beginning balance				25,048
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination				0		0
Net Income(loss)		22,256	[2]	9,458	[3]	16,935	[4]
Other comprehensive income		0		0		0
Purchases/issuances		5,058		9,501		1,115
Disposals/settlements		0		(23,911)		(40,343)
Transfer to or out of level 3		(5,838)	[5]	(12,224)	[5]	(1,457)	[6]
Ending balance		29,348		7,872		25,048
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[1]	1,668		110		640
Unfavorable changes in unobservable inputs in net income(loss)	[1]	(1,191)		(257)		(935)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[1]	0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[1]	₩ 0		₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Others
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 84,979
Beginning balance				₩ 63,880
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination				0
Net Income(loss)		12,245	[2]	3,472	[3]
Other comprehensive income		0		0
Purchases/issuances		14,982		17,997
Disposals/settlements		(16,548)		(370)
Transfer to or out of level 3	[5]	533		0
Ending balance		96,191		84,979
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[8]	921		640
Unfavorable changes in unobservable inputs in net income(loss)	[8]	(876)		(547)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[8]	0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[8]	₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
Equity securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 570,715		₩ 493,698		₩ 468,847
Beginning balance				493,698
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination				0		1,408
Net Income(loss)		0	[2]	0	[3]
Other comprehensive income		11,362		(4,920)		23,063
Purchases/issuances		645		82,227		687
Disposals/settlements		(1,267)		(2,482)		(306)
Transfer to or out of level 3		0	[5]	2,192	[5]	(1)	[6]
Ending balance		581,455		570,715		493,698
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[7]	0	[9]	0	[10]	0	[11]
Unfavorable changes in unobservable inputs in net income(loss)	[7]	0	[9]	0	[10]	0	[11]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[7]	30,391	[9]	21,587	[10]	26,380	[11]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[7]	₩ (23,865)	[9]	₩ (16,740)	[10]	₩ (11,981)	[11]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (0~1%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables. Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.
Financial liabilities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 39,766		₩ 159,986		₩ 181,458
Beginning balance				159,986
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination				0		0
Net Income(loss)		4,824	[2]	30,815	[3]	117,270	[4]
Other comprehensive income		0		0		0
Purchases/issuances		(3,979)		2,650		(9,010)
Disposals/settlements		(29,716)		(135,152)		(127,004)
Transfer to or out of level 3		(6,254)	[5]	(18,533)	[5]	(2,728)	[6]
Ending balance		4,641		39,766		159,986
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		205				1,190
Unfavorable changes in unobservable inputs in net income(loss)		(264)		(450)		(958)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		0
Derivative liabilities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		20,136		72,039		16,691
Beginning balance				72,039
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination				0		0
Net Income(loss)		4,926	[2]	30,150	[3]	84,033	[4]
Other comprehensive income		0		0		0
Purchases/issuances		(3,979)		2,650		(11,140)
Disposals/settlements		(10,188)		(66,170)		(14,817)
Transfer to or out of level 3		(6,254)	[5]	(18,533)	[5]	(2,728)	[6]
Ending balance		4,641		20,136		72,039
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[1]	205		776		1,054
Unfavorable changes in unobservable inputs in net income(loss)	[1]	(264)		(405)		₩ (816)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[1]	0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[1]	₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Equity-linked securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 19,630		₩ 87,626		₩ 164,767
Beginning balance				87,626
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination				0		0
Net Income(loss)		(102)	[2]	665	[3]	33,237	[4]
Other comprehensive income		0		0		0
Purchases/issuances		0		0		1,809
Disposals/settlements		(19,528)		(68,661)		(112,187)
Transfer to or out of level 3		0	[5]	0	[5]	0	[6]
Ending balance		0		19,630		87,626
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)	[1]			57		136
Unfavorable changes in unobservable inputs in net income(loss)	[1]			(45)		(142)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)	[1]			0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)	[1]			₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis				Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Derivatives liabilities (designated for hedging)
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 0		₩ 321		₩ 0
Beginning balance				321
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination				0		0
Net Income(loss)				0	[3]	0	[4]
Other comprehensive income				0		0
Purchases/issuances				0		321
Disposals/settlements				(321)		0
Transfer to or out of level 3				0	[5]	0	[6]
Ending balance				₩ 0		₩ 321

[1]	Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
[2]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 2,634 million Won for the year ended December 31, 2021, which is from financial assets and liabilities that the Group holds as at the end of the year.
[3]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 37,430 million Won for the year ended December 31, 2020, which is from financial assets and liabilities that the Group holds as at the end of the year.
[4]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The statements of comprehensive income includes gain of 21,809 million Won included in net gain (loss) on financial assets at FVTPL and net gain (loss) on financial assets at FVTOCI pertaining to the assets and liabilities held by the Group at the end of the period.
[5]	There were transfers between levels as the availability of observable market data for these financial instruments changed. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
[6]	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.
[7]	Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.
[8]	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
[9]	Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.
[10]	Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (0~1%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.
[11]	Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.